Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	11.30%	17.10%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	16.10%	11.20%